Cost of sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of sales
Schedule of cost of sales is costs that directly relate to production at the mine operating segments
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Salaries and employee benefits	$33,307	$29,803	$23,913
Contract services on site		-	17,138
Raw materials and consumables	33,465	29,568	11,652
Utilities	4,181	4,285	3,350
Other costs	5,461	6,602	7,729
Costs before intended use	188	-	247
Employee retention credit	-	(3,962)	-
Changes in inventories	(3,267)	(2,663)	(19,946)
Inventory write-downs	1,725	8,459	40,711
	$75,060	$72,092	$84,794